LICENSES	12 Months Ended
Nov. 30, 2019
Licenses [Abstract]
LICENSES
9.	LICENSES

Licenses were acquired during the year ended November 30, 2018 through the issuance of 888,000 common shares valued at $4,880,639 which are being amortized over the term of the corresponding agreements ranging from one year to ten years.  During the year ended November 30, 2019, amortization, included in cost of sales, amounted to $1,819,596 (2018 - $603,718).  Additionally, one license with an unamortized balance of $717,125 was written off at November 30, 2019.  The currency translation adjustment at November 30, 2019 was $100,636 (2018 - $105,677).